Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of Segment Reporting
	For the Year Ended
	December 31,
	2024	2023
Professional service fee in connection with Business Combination	$(803,128)	$(96,800)
Franchise tax expense	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(766,582)	(895,068)
Total operating expenses	$(1,713,372)	$(1,175,824)

Income on cash and investments held in Trust Account	$1,285,520	$3,090,407